Schedule of Results of Operations (Details) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Business Acquisition [Line Items]
Sales-net of slotting fees and discounts	$ 25,693,913	$ 10,852,682		$ 70,370,967	$ 33,230,666	$ 47,083,740	$ 40,758,605
Net income	$ 1,097,940	$ (5,455)		$ 458,391	$ 1,057,994	$ (251,926)	$ 4,067,206
Chef Inspirational Foods, Inc. [Member]
Business Acquisition [Line Items]
Sales-net of slotting fees and discounts			$ 11,628,434
Net income			$ 370,167